MFM-Q1

Quarterly Report
January 31, 2026
MFS®  Municipal
Income Trust

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 142.8%
Alabama – 3.6%
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.75%, 9/01/2050	$115,000	$124,693
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	180,000	180,606
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	190,000	190,539
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	285,000	274,194
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	285,000	275,130
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	840,000	873,554
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	3,250,000	3,426,353
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	515,000	544,472
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), “A”, 6%, 1/01/2060	780,000	647,746
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), Capital Appreciation, “B”, 0%, 1/01/2060	164,273	8,410
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	325,000	338,007
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,240,000	1,300,561
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	640,000	642,350
		$8,826,615
Alaska – 0.8%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$125,000	$125,119
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	180,000	180,160
Alaska Municipal Bond Bank Authority, General Obligation Refunding, “2”, 5.25%, 12/01/2045	290,000	302,885
Alaska Municipal Bond Bank Authority, General Obligation Refunding, “2”, 5.5%, 12/01/2050	440,000	460,704
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2054	400,000	414,935
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	3,950,000	442,855
		$1,926,658
Arizona – 5.3%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	$100,000	$91,663
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	155,000	139,388
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	80,000	77,328
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	35,000	35,224
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	200,000	186,336
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	70,000	70,449
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	65,000	61,486
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	60,000	55,901
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5%, 7/01/2043	305,000	295,626
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	105,000	101,772
Arizona Industrial Development Authority, Education Rev. (KIPP NYC Public Charter Schools - Jerome Facility Project), “B”, 4%, 7/01/2051	1,145,000	950,418
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	360,000	323,389
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	15,000	15,006
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	30,000	30,185
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	45,000	41,540
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	115,000	105,994
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	490,000	420,957
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	100,000	95,859
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	275,000	264,105
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	1,815,000	1,849,168

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	$50,000	$48,995
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	65,000	62,902
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	80,000	81,589
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	240,000	223,856
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	675,000	669,952
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	525,000	501,194
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	240,000	240,105
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	80,000	80,035
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	380,000	365,927
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	190,000	181,481
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	785,000	785,576
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	100,000	100,028
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	530,000	530,019
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	150,000	146,732
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	310,000	310,204
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	340,000	328,222
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2051 (n)	870,000	528,295
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “B”, 5.75%, 12/15/2057 (n)	500,000	346,759
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	40,000	40,006
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	95,000	91,982
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	75,000	70,726
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	160,000	160,342
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	690,000	525,569
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	720,000	771,510
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2054 (n)	250,000	220,267
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	520,000	508,592
		$13,132,659
Arkansas – 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	$135,000	$135,031
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	15,000	14,604
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	125,000	79,621
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5.25%, 3/01/2053	1,225,000	1,272,712
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	230,000	230,156
		$1,732,124
California – 8.1%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	$2,125,000	$548,996
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 4.25%, 7/01/2043 (u)	1,445,000	1,444,168
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 4.5%, 7/01/2054 (u)	2,670,000	2,552,352
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,085,000	2,218,401
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,334,085	1,396,414
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	210,000	258,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	$170,000	$171,294
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	170,000	171,199
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	160,000	160,552
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	390,000	293,425
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	265,000	266,977
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	130,000	125,804
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	205,000	175,541
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	750,000	8,437
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	960,836	10
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	55,000	55,302
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	55,000	54,507
California Public Finance Authority, Senior Living Rev. (Kendal at Ventura Project), “A”, 10%, 5/15/2028 (n)	615,000	825,187
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2052 (n)	670,000	633,492
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5%, 7/01/2042 (n)	250,000	251,006
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.25%, 7/01/2052 (n)	255,000	245,101
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	180,000	179,996
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	190,000	189,989
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	100,000	99,468
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	190,000	190,587
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	385,000	394,095
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	855,000	856,030
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	585,000	585,244
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	175,000	174,406
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	115,000	112,896
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	165,000	121,617
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 4.5%, 11/01/2052	355,000	358,466
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	300,000	304,409
River Islands, CA, Public Finance Authority Improvement Area No. 1, Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	585,000	614,950
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, AGM, 5.5%, 5/01/2055	950,000	1,006,750
San Francisco, CA, City & County Airports Commission, Refunding Rev., “C”, 5.75%, 5/01/2048	1,475,000	1,581,497
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	915,000	823,456
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	935,000	459,305
		$19,909,378
Colorado – 2.7%
Broomfield, CO, Midcities Metropolitan District No. 2 Special Rev., AGM, 4%, 12/01/2046	$1,004,000	$938,852
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	75,000	75,106
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	60,000	60,086
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	70,000	70,197
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	85,000	66,223
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	220,000	149,576
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	170,000	155,577
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	735,000	751,892
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	225,000	192,312
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2055	370,000	362,645
Colorado Health Facilities Authority, Health Care Facilities Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/2043	400,000	220,000
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	240,000	220,142
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	220,000	195,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	$55,000	$55,488
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	75,000	75,619
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	205,000	205,939
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	155,000	155,037
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	680,000	644,591
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	175,000	175,057
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 12/01/2055	160,000	171,218
Denver, CO, Multi-Family Housing Authority Rev. (FLO Senior Apartment Project), “A”, 4.5%, 7/01/2041	820,000	833,039
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.5%, 12/01/2049	199,000	191,705
El Paso County, CO, Pinon Pines Metropolitan District No. 3, General Obligation, Convertible Capital Appreciation, 0% to 12/01/2027, 5.875% to 12/01/2054	522,000	474,585
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.25%, 6/01/2059	340,000	348,111
		$6,788,325
Connecticut – 1.6%
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	$210,000	$214,602
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	210,000	214,603
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2044 (n)	955,000	929,025
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	230,000	212,934
Connecticut Mohegan Tribal Finance Authority, Economic Development, 7%, 2/01/2045 (n)	1,640,000	1,653,826
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	530,000	540,575
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.5%, 10/01/2055	235,000	239,923
		$4,005,488
Delaware – 0.4%
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$260,000	$260,354
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	355,000	353,152
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	180,000	171,888
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	115,000	107,931
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	105,000	96,353
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	140,000	126,595
		$1,116,273
District of Columbia – 2.8%
District of Columbia Refunding Rev. (Catholic University of America), “A”, 5.75%, 10/01/2055	$280,000	$294,910
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5.75%, 6/01/2054 (n)	250,000	243,158
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2056 (n)	280,000	242,211
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2061 (n)	625,000	532,281
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2054 (u)	4,275,000	4,471,667
Metropolitan Washington, D.C., Airports Authority System Refunding Rev., “A”, 5.5%, 10/01/2044	430,000	475,040
Metropolitan Washington, D.C., Airports Authority System Refunding Rev., “A”, 4.5%, 10/01/2053	815,000	766,458
		$7,025,725
Florida – 11.1%
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-1”, 6.9%, 5/01/2036	$65,000	$65,067
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	145,000	145,151
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5%, 5/01/2044	100,000	100,602
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 6.125%, 10/01/2055	325,000	336,259
Florida Capital Projects Finance Authority, Educational Facilities Rev. (Imagine School at North Port Project), “A”, 6.75%, 6/15/2065	660,000	663,203
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2058	220,000	195,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	$255,000	$259,586
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	100,000	100,201
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	120,000	110,700
Florida Capital Trust Agency, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6.125%, 6/15/2060	130,000	131,885
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	240,000	237,137
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	950,000	855,053
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	110,000	103,282
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	100,000	91,550
Florida Capital Trust Authority, Educational Facilities Lease Refunding Rev. (Plato Academy Schools Project), 5.125%, 12/15/2059	1,000,000	897,966
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 5.375%, 7/01/2065	100,000	95,718
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5.25%, 7/01/2053	2,000,000	1,967,377
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	82,177
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	110,000	110,560
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	185,000	185,312
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	180,000	167,793
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 5%, 9/15/2050 (n)	135,000	117,903
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	135,000	136,278
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	350,000	344,943
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	520,000	476,796
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	465,000	336,388
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	500,000	504,839
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	300,000	285,162
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	170,000	169,053
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	350,000	338,350
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	390,000	344,177
Florida Local Government Finance Commission, Anticipation Notes Rev. (Sanctuary at Village on the Isle Project), “A”, 11%, 12/22/2030	300,000	307,652
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.125%, 6/15/2065	860,000	867,061
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.875%, 11/15/2064	340,000	355,697
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2048	1,525,000	1,590,954
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 6%, 5/01/2055	295,000	301,613
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	185,000	158,513
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	270,000	270,976
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	225,000	235,845
Lee County, FL, Airport Rev., AGM, 5.25%, 10/01/2054	160,000	165,215
Lee County, FL, Airport Rev., AGM, 5.25%, 10/01/2054	270,000	278,801
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2044	140,000	140,951
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2049	455,000	451,642
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2054	940,000	918,419
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	265,000	265,364
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	110,000	110,115
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.9%, 5/01/2056	295,000	300,411
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	1,245,000	1,069,607
Miami-Dade County, FL, Aviation Rev., “A”, 5.5%, 10/01/2055	830,000	868,026
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	540,000	537,102
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	135,000	136,773

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	$165,000	$165,162
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	115,000	115,067
Midtown Miami, FL, Community Development District, Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	100,000	100,059
NatureWalk Community Development District, FL, Capital Improvement Rev., “B”, 2.65%, 5/01/2016 (a)(d)	445,000	169,100
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	1,635,000	1,434,387
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	1,100,000	1,138,885
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	305,000	190,785
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	495,000	226,801
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	150,000	144,095
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	570,000	463,549
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	475,000	411,397
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	180,000	180,267
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	330,000	318,532
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	190,000	191,741
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	265,000	271,453
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	95,000	95,022
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	110,000	104,111
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	200,000	182,335
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	125,000	96,104
South Miami, FL, Health Facilities Authority, Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	1,005,000	889,551
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	110,000	85,712
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 11/01/2010 (d)	152,048	62,340
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	295,000	295,146
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	230,000	230,003
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	75,000	72,446
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	150,000	150,171
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	105,000	104,194
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	250,000	250,737
		$27,425,743
Georgia – 3.1%
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	$372,000	$334,929
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	450,000	466,297
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	105,000	103,072
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	100,000	103,035
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	450,000	425,025
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	85,000	85,069
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	145,000	145,091
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	155,000	155,012
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	960,000	1,027,907
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	285,000	289,188
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2043	210,000	213,202
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	695,000	699,513
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2056	190,000	187,452
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	365,000	376,240
Georgia Ports Authority Rev., 4%, 7/01/2052	420,000	389,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	$1,605,000	$1,653,332
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	100,000	98,605
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6%, 6/01/2050	325,000	320,854
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	535,000	533,605
		$7,607,137
Hawaii – 0.5%
Hawaii Airports System Rev., “A”, 5.5%, 7/01/2054	$805,000	$855,705
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	100,000	99,998
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	125,000	124,329
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	125,000	111,341
		$1,191,373
Idaho – 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$115,000	$115,219
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	105,000	105,564
		$220,783
Illinois – 10.3%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,030,000	$963,666
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	530,000	481,173
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	460,000	402,782
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	190,000	160,040
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2036	100,000	101,464
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2037	100,000	101,324
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	220,000	223,514
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2046	260,000	255,390
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6%, 4/01/2046	2,350,000	2,381,591
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	500,000	525,360
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	400,000	395,348
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	680,000	697,181
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	155,000	145,827
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	150,000	137,858
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	480,000	457,649
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	1,210,000	1,243,071
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,495,000	1,576,604
Chicago, IL, General Obligation, “A”, BAM, 6%, 1/01/2046	1,290,000	1,402,517
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	1,520,000	365,965
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	2,565,000	931,707
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.5%, 1/01/2053	290,000	301,381
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	490,000	489,420
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	395,000	395,118
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	220,000	216,951
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	1,605,000	1,653,424
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2047	905,000	910,111
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	189,000	189,463
Illinois Finance Authority Rev. (Ascension Health), “C”, 4%, 2/15/2041	5,000	4,948
Illinois Finance Authority Rev. (Ascension Health), “C”, 5%, 2/15/2041	320,000	324,268
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	45,000	46,779
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	55,000	55,665
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	30,000	29,017
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	60,000	55,147
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	55,000	48,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority Rev. (Lake Forest College), “A”, 5.25%, 10/01/2052	$805,000	$785,913
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	475,000	415,373
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	715,000	749,074
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	5,000	5,084
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	145,000	139,790
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2046	120,000	116,499
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2049	110,000	104,907
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	655,000	561,165
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	180,000	171,665
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	45,000	42,243
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	235,000	232,758
State of Illinois, General Obligation, 4.5%, 11/01/2039	255,000	255,745
State of Illinois, General Obligation, 5%, 11/01/2040	755,000	760,677
State of Illinois, General Obligation, “A”, 5.5%, 3/01/2047	1,605,000	1,684,690
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	294,094
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	720,000	725,133
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	715,000	715,171
		$25,430,697
Indiana – 2.3%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	$1,150,000	$1,263,852
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.375%, 3/01/2055	295,000	297,912
Indiana Finance Authority, Environmental Refunding Rev. (Duke Energy Indiana, Inc. Project), “A-2”, 4.5%, 5/01/2035 (Put Date 6/01/2032)	1,205,000	1,220,130
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	670,000	673,950
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 5%, 1/01/2052	1,405,000	1,416,757
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.5%, 5/01/2054	250,000	251,997
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	335,000	336,920
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	190,000	198,715
		$5,660,233
Iowa – 0.3%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$90,000	$90,970
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	75,000	75,466
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	130,000	123,025
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	565,000	449,022
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	165,000	23,474
		$761,957
Kansas – 0.9%
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	$165,000	$161,187
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	85,000	86,661
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	75,000	76,358
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	100,000	100,887
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	285,000	226,939
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 5.5%, 6/01/2060	230,000	230,050
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	300,000	305,192
Wichita, KS, Health Care Facilities Rev. (Larksfield Place), “VII-A”, 6.75%, 6/01/2060	375,000	383,915
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	150,000	150,048
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	180,000	156,523
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	70,000	70,138
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	360,000	360,157
		$2,308,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kentucky – 2.0%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$270,000	$270,855
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	240,000	233,279
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	650,000	539,493
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	165,000	130,906
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	555,000	396,477
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	535,000	374,224
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	430,000	377,118
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	140,000	118,421
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	495,000	504,799
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	250,000	251,937
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	165,000	165,844
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	125,000	126,408
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	205,000	205,027
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	725,000	757,056
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	160,000	156,203
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	260,000	251,391
		$4,859,438
Louisiana – 3.0%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	$1,060,000	$854,212
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	250,000	232,280
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	217,505	204,868
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	255,000	233,737
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	100,000	104,093
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	100,000	104,158
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	85,000	86,831
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	90,000	90,161
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	325,000	325,396
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	265,000	246,569
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	170,000	170,108
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	650,000	649,982
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	70,000	70,347
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	110,000	105,043
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	185,000	152,098
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	480,000	347,859
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	230,000	166,682

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Public Facilities Authority Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	$840,000	$865,480
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	215,000	213,997
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	890,000	896,423
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	1,240,000	938,465
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2054	250,000	262,119
		$7,320,908
Maine – 0.5%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$105,000	$108,599
Maine Health & Higher Educational Facilities Authority Rev., “A”, AGM, 4.375%, 7/01/2048	445,000	439,819
Maine Health & Higher Educational Facilities Authority Rev., “A”, AGM, 4.375%, 7/01/2053	610,000	589,457
		$1,137,875
Maryland – 0.8%
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$205,000	$207,212
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	100,000	99,996
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	240,000	222,623
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	125,000	94,824
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	285,000	290,419
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	480,000	486,851
Maryland Stadium Authority, Baltimore City Public Schools Construction & Revitalization Program Rev., Capital Appreciation, “C”, 0%, 5/01/2053	1,795,000	474,460
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	135,000	135,037
		$2,011,422
Massachusetts – 2.0%
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	$60,000	$60,270
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	40,000	37,300
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	1,055,017	11
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	460,000	410,306
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	310,000	299,794
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	100,000	91,666
Massachusetts Development Finance Agency Rev. (Lasell Village, Inc.), 5.25%, 7/01/2050	175,000	177,178
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	130,000	128,626
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	655,000	629,236
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project - PRG Medford Properties, Inc.), 5.25%, 6/01/2065	185,000	189,686
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	105,000	103,118
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	120,000	114,291
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5.5%, 7/01/2055	340,000	349,330
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	850,000	729,514
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	225,000	151,167
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	710,000	586,350
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	405,000	387,458
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	415,000	321,341
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	255,000	188,598
		$4,955,240
Michigan – 0.7%
Board of Regents of Eastern Michigan University, General Rev., “A”, 4%, 3/01/2047	$500,000	$437,264
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	45,000	45,121
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	110,000	96,790
Grand Rapids, MI, Economic Development Corp., Limited Obligation Rev. (Beacon Hill at Eastgate Project), “A”, 6.125%, 11/01/2060	875,000	874,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6.25%, 8/15/2061	$210,000	$211,926
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5.75%, 12/01/2050	100,000	108,525
		$1,774,418
Minnesota – 0.9%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	$115,000	$109,486
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	285,000	251,002
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	210,000	206,151
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	310,000	314,639
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	235,000	213,061
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	240,000	240,815
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5.125%, 10/01/2048	750,000	725,905
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	105,000	98,861
		$2,159,920
Mississippi – 0.8%
Mississippi Development Bank, Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	$215,000	$218,670
Mississippi Development Bank, Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	105,000	101,743
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	215,000	212,268
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	1,635,000	1,506,813
		$2,039,494
Missouri – 2.5%
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058 (u)	$3,270,000	$3,412,319
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	940,000	940,358
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	100,000	100,688
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	425,000	415,603
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	400,000	390,547
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	80,000	80,030
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	55,000	55,000
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	140,000	124,661
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	60,000	58,056
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	185,000	173,667
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	405,000	355,381
		$6,106,310
Montana – 0.2%
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “A”, 6%, 5/15/2060	$455,000	$464,498
Nevada – 0.4%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	$265,000	$265,069
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	205,000	197,796
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	175,000	162,769
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	275,000	252,238
		$877,872

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – 2.7%
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	$1,170,000	$1,212,158
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	270,000	280,727
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	932,728	958,140
National Finance Authority, NH, Municipal Certificates, “2-A”, 4%, 10/20/2036	537,447	538,305
National Finance Authority, NH, Municipal Certificates, “4-A”, 4.182%, 11/20/2039	1,047,542	1,051,925
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	595,000	548,499
National Finance Authority, NH, Special Rev. (Chambers Creek Project, Montgomery County, TX), Capital Appreciation, 0%, 12/15/2032	1,000,000	638,649
National Finance Authority, NH, Special Rev. (Emberly & Canterra Creek Projects, Fort Bend & Brazoria Counties, TX), 5.375%, 12/01/2031	275,000	275,238
National Finance Authority, NH, Special Rev. (Mill Creek Project, Montgomery County, TX), 5.95%, 12/01/2031	444,000	444,469
National Finance Authority, NH, Special Rev. (River Ranch Project, Liberty County, TX), Capital Appreciation, 0%, 12/01/2031	599,273	412,441
National Finance Authority, NH, Special Rev. (The Wildflower Project, Denton County, TX), Capital Appreciation, 0%, 12/15/2033	630,000	380,555
		$6,741,106
New Jersey – 3.4%
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	$275,000	$283,273
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	70,000	70,178
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	420,000	420,480
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	210,000	211,314
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	1,100,000	1,107,434
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	115,000	115,035
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	180,000	180,029
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.625%, 1/01/2045	430,000	446,263
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	250,000	251,000
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	365,000	373,266
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,120,000	1,122,261
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	310,000	302,710
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev. (Immediate Delivery), “C-1”, 5.5%, 12/01/2055	135,000	138,868
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5%, 12/01/2053	110,000	105,433
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	70,000	70,799
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverview Towers Apartments), “B”, GNMA, 5.25%, 12/20/2065	961,953	1,039,126
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	735,000	735,908
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	525,000	380,179
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	1,375,000	950,679
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2060	205,000	187,922
		$8,492,157
New York – 12.4%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$1,155,000	$1,145,559
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	215,000	200,405
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	140,000	140,104
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	365,000	365,066
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	305,000	300,149
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5.25%, 12/01/2052	805,000	808,773
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	710,000	711,189
New York City Water Finance Authority, Water and Sewer System Second General Resolution Rev., “CC-1”, 5.25%, 6/15/2054 (u)	4,275,000	4,481,759
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	475,000	402,911
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	345,000	366,537
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,705,000	1,705,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Metropolitan Transportation Authority Rev. (Green Bonds), “A-1”, 4%, 11/15/2052	$155,000	$131,828
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	815,000	853,839
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	740,000	766,135
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	475,000	504,295
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	300,000	308,827
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	800,000	808,062
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	1,570,000	1,595,048
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	1,460,000	1,517,531
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060 (u)	2,070,000	2,066,390
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060 (u)	2,200,000	2,224,709
New York, NY, City Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	465,000	457,660
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-1”, 4.75%, 11/01/2048	1,085,000	1,089,583
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “G”, 4.95%, 11/01/2058	430,000	430,435
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D1”, 4%, 12/15/2031	100,000	103,186
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	699,265	724,570
New York, NY, Mortgage Agency Homeowner Rev., 4.7%, 10/01/2038	370,000	383,123
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	530,000	481,441
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	425,000	354,337
Port Authority of NY & NJ (234th Series), 5.5%, 8/01/2052	1,005,000	1,055,365
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	130,000	111,481
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	180,000	148,914
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	210,000	166,662
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	355,000	277,787
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	390,000	299,421
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	360,000	274,470
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	300,000	227,398
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	1,440,000	1,448,081
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	920,000	924,951
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2047	130,000	132,850
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2048	230,000	248,484
		$30,744,347
North Carolina – 0.4%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	$375,000	$314,085
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	110,000	112,007
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	75,000	74,295
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	125,000	125,144
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	250,000	250,173
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	170,000	170,128
		$1,045,832
North Dakota – 0.7%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	$135,000	$136,153
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5.42%, 12/01/2053	230,000	233,108
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	575,000	575,054
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	330,000	323,370

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Dakota – continued
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	$70,000	$62,250
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	540,000	462,326
		$1,792,261
Ohio – 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	$1,915,000	$1,574,946
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	80,000	81,028
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	220,000	209,977
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	85,000	79,931
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, 5.5%, 1/01/2050	1,635,000	1,722,187
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2042	415,000	415,439
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	565,000	508,778
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	300,000	288,617
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	1,530,000	1,491,591
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2057	295,000	268,817
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	95,000	78,107
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	130,000	121,224
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2055	120,000	122,239
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	175,000	180,784
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	605,000	608,388
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	255,000	243,200
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	195,000	200,758
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	250,000	261,029
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	895,000	891,016
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	345,000	345,197
		$9,693,253
Oklahoma – 1.7%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$440,000	$304,136
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	230,000	191,439
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	15,000	14,355
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	530,000	548,662
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	535,000	540,476
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	400,000	407,031
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	360,000	363,429
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	400,000	392,348
Tulsa County, OK, Industrial Authority, Senior Living Community Refunding Rev. (Montereau, Inc. Project), “A”, 5.25%, 11/15/2045	1,315,000	1,316,589
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2040	135,000	151,696
		$4,230,161
Oregon – 0.9%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	$915,000	$705,853
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	410,000	306,646
Oregon Facilities Authority Rev. (Willamette University Projects), “A”, 4%, 10/01/2051	300,000	236,961
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2052	450,000	434,892
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	530,000	449,674
		$2,134,026
Pennsylvania – 9.9%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2059	$150,000	$142,627
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2055	1,230,000	1,292,234
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	1,380,000	1,269,419
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	100,000	102,203
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	100,000	103,372
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	120,000	121,004

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	$245,000	$250,070
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	175,000	176,036
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	367,000	395,179
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	1,874,000	1,726,779
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	936,000	668,380
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	405,000	435,841
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	805,000	657,350
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	90,000	84,862
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	200,000	164,140
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.5%, 6/01/2056	355,000	357,590
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	100,000	110,632
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	5,000	5,384
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	50,000	50,912
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	230,000	231,642
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	305,000	296,041
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	310,000	282,470
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	295,000	258,764
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Luthercare Project), 5%, 12/01/2055	100,000	97,065
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	1,850,000	1,191,832
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	205,000	186,494
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	205,000	148,611
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,435,000	1,371,538
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	300,000	302,191
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2044	1,075,000	452,494
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	495,000	104,813
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	1,000,000	1,010,109
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	815,000	878,995
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,145,000	1,147,959
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2042	1,255,000	1,256,314
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	415,000	357,541
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	245,000	234,448
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	325,000	332,997
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	475,000	484,776
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	797,841	850,544
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	515,000	547,351
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	305,000	319,590
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	100,505
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	285,000	285,357
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	235,000	234,703
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	335,000	335,478
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	100,000	96,579
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	335,000	334,792
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037 (Prerefunded 12/01/2026)	240,000	244,588

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (Prerefunded 12/01/2026) (n)	$280,000	$285,923
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (Prerefunded 12/01/2026) (n)	405,000	414,393
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	220,000	220,845
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	245,000	241,815
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	350,000	317,516
Philadelphia, PA, School District General Obligation, “B”, 5%, 9/01/2043	150,000	153,837
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	885,000	751,604
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	30,000	30,213
		$24,506,741
Puerto Rico – 2.7%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	$804,000	$754,789
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	105,000	103,372
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	10,000	10,000
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	125,000	125,220
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	490,000	498,477
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	67,059	48,100
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	511,449	372,079
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	70,000	69,775
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	125,000	120,049
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,608
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	82,000	82,116
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	197,000	190,012
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	2,543,000	2,488,971
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	507,000	503,929
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	93,000	88,715
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,498,000	1,145,455
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	252,000	87,313
		$6,692,980
Rhode Island – 0.6%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	$1,105,000	$1,093,781
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	105,000	105,013
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2037	265,000	263,531
		$1,462,325
South Carolina – 4.1%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$610,000	$624,439
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.25%, 10/01/2043	415,000	415,318
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.5%, 10/01/2051	1,115,000	1,084,982
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	210,000	212,782
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Orangeburg High School for Health Professions Project), “A”, 6.625%, 6/15/2060	755,000	759,615
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	105,000	89,622
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	75,000	72,964

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	$40,000	$36,749
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	100,000	103,641
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	110,000	110,770
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	170,000	172,158
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	120,000	120,538
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	300,000	275,039
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	165,000	142,390
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	770,000	774,170
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	310,000	294,986
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	240,000	222,288
South Carolina Public Service Authority Refunding Rev. (Santee Cooper), “B”, AGM, 5%, 12/01/2054 (u)	3,990,000	4,114,170
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	490,000	493,742
		$10,120,363
Tennessee – 2.9%
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	$130,000	$131,209
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	100,000	101,594
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	250,000	261,631
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	425,000	444,464
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2056 (w)	310,000	329,311
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	666,015	655,764
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	2,060,000	2,203,906
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	500,000	505,341
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,250,000	1,295,459
Tennessee Housing Development Agency, Residential Finance Program Rev., “2A”, 4.7%, 7/01/2053	1,265,000	1,252,719
		$7,181,398
Texas – 9.4%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$90,000	$83,516
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	385,000	308,594
Arlington, TX, Higher Education Finance Corp. Education Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.25%, 8/15/2047	520,000	497,195
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	95,000	95,434
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	150,000	140,867
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	155,000	142,582
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.875%, 6/15/2065	240,000	242,660
Austin, TX, Airport System Rev., 5%, 11/15/2052	535,000	539,099
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	600,000	634,961
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	120,000	93,137
Crowley, TX, Independent School District (Tarrant and Johnson Counties), Texas PSF, 4.25%, 2/01/2053	650,000	620,082
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	160,000	161,759
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	665,000	598,391
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	125,000	60,812
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	425,000	150,789
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5.25%, 7/01/2053	515,000	527,843
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,131
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	820,000	888,430

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	$100,000	$101,762
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.25%, 10/01/2054	100,000	95,453
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	145,000	145,121
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 6%, 9/15/2054	113,000	116,009
Mission, TX, Economic Development Corp. (Natgasoline Project), 4.625%, 10/01/2031 (n)	330,000	331,212
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2060	220,000	226,884
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	110,000	107,704
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	80,000	70,269
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	90,000	75,720
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	15,000	15,226
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	35,000	35,669
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	45,000	42,504
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	110,000	102,008
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2060	195,000	189,481
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	445,000	445,297
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	785,000	681,401
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “D”, 5%, 11/15/2051	1,000,000	1,022,370
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	160,000	160,190
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	195,000	195,174
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054	1,181,836	1,019,966
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.25%, 9/01/2053	1,225,000	1,246,789
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	2,140,000	2,409,250
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	505,000	529,416
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	480,000	521,358
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	470,000	473,839
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	115,000	52,438
Texas Transportation Finance Corp., State Highway 288 System, Subordinate Tier Toll Refunding Rev. (TELA Supported), “A”, 5.5%, 10/01/2055 (u)	5,165,000	5,590,500
Tomball, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 3.875%, 2/15/2043	1,425,000	1,395,549
		$23,284,841
U.S. Virgin Islands – 0.7%
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	$800,000	$793,968
Virgin Islands Public Finance Authority, Economic Recovery Fee Rev., Taxable (Frenchman's Reef Hotel Development Project), “B”, 9%, 4/01/2053	425,000	425,012
Virgin Islands Public Finance Authority, Hotel Occupancy Tax Rev. (Frenchman's Reef Hotel Development Project), “A”, 6%, 4/01/2053 (n)	410,000	410,074
		$1,629,054
Utah – 1.2%
MIDA Mountain Village, UT, Public Infrastructure District, Tax Allocated Rev., “1”, 5.75%, 6/01/2060	$175,000	$177,133
Pine View, UT, Public Infrastructure District No. 2, Special Assessment (Firelight Assessment Area No. 1), 6.25%, 12/01/2055 (w)	198,516	198,532
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2043	770,000	782,833
Salt Lake County, UT, Copper Rim Infrastructure Financing District, Utah Special Assessment (Copper Rim Assessment Area), 6.125%, 12/01/2054	113,525	116,403
Sawmill Infrastructure Financing District, UT, Special Assessment Rev. (Sawmill Assessment Area), 6%, 12/01/2054	194,184	200,581

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utah – continued
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	$475,000	$409,313
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	100,000	99,995
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	150,000	136,969
Wakara Ridge, UT, Public Infrastructure District, Special Assessment (Wakara Ridge Assessment Area), 5.625%, 12/01/2054	238,473	242,714
Washington County, UT, Black Desert Public Infrastructure District (Assessment Area No. 1), 5.625%, 12/01/2053	730,400	734,494
		$3,098,967
Vermont – 0.9%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$120,000	$121,913
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “A-2”, 4.375%, 6/01/2052 (Put Date 6/01/2032)	100,000	102,225
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	1,353,000	1,482,434
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	35,000	35,015
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	335,000	331,263
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	150,000	131,812
		$2,204,662
Virginia – 2.0%
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	$145,000	$145,178
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	210,000	167,924
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	255,000	275,605
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	115,000	116,254
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	285,000	264,613
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	210,000	207,906
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	890,000	973,084
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	975,000	901,057
Virginia Small Business Financing Authority Rev. (Pinnacle Living), 5%, 6/01/2052	190,000	177,892
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	100,000	97,526
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 5.25%, 7/01/2053	1,225,000	1,284,455
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	355,000	372,828
		$4,984,322
Washington – 3.5%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$860,000	$856,680
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2033	225,000	231,307
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2038	290,000	294,065
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2048	560,000	516,696
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “A”, 5.25%, 1/01/2038 (n)	210,000	214,298
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5.25%, 1/01/2038 (n)	100,000	102,047
King County, WA, Housing Authority, Housing Refunding Rev., 5.375%, 7/01/2045	125,000	131,141
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	100,000	89,686
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cougar Creek Project), “A”, 4.5%, 10/01/2042	540,000	554,333
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	185,000	189,872
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	180,000	183,988
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	400,000	384,395
Washington State Housing Finance Commission, Municipal Certificates, “1-A”, 4.221%, 3/01/2050	225,301	221,901
Washington State Housing Finance Commission, Municipal Certificates, “A”, 3.5%, 12/20/2035	1,038,455	1,018,400
Washington State Housing Finance Commission, Municipal Certificates, “X”, 0.727%, 12/20/2035 (i)	4,206,993	155,779
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	140,000	139,464

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	$160,000	$117,884
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	125,000	87,551
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6.25%, 1/01/2061	1,440,000	1,436,680
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	100,000	92,168
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	140,000	141,045
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	225,000	212,537
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	260,000	236,983
Washington State Housing Finance Commission, Nonprofit Refunding Rev. (Seattle Academy of Arts and Sciences Project), 6.375%, 7/01/2063 (n)	215,000	229,809
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.75%, 7/01/2060	470,000	472,061
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2064	240,000	236,925
		$8,547,695
West Virginia – 0.8%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$95,000	$86,770
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	103,000	108,548
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	195,000	195,029
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8% to 6/01/2053 (n)	1,068,000	236,352
West Virginia Economic Development Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2055 (Put Date 3/27/2035)	495,000	540,232
West Virginia Hospital Finance Authority, Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	750,000	705,491
		$1,872,422
Wisconsin – 9.6%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$1,145,000	$624,747
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	495,000	270,087
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027 (a)(d)	130,000	71,500
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032 (a)(d)	205,000	112,750
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037 (a)(d)	110,000	60,500
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039 (a)(d)	110,000	60,500
Wisconsin Health & Educational Facilities Authority Rev. (Aspirus, Inc. Obligated Group), 4%, 8/15/2048	2,000,000	1,769,966
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	365,000	388,308
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	965,000	840,906
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	80,000	80,111
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	190,000	168,241
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	75,000	76,084
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	150,000	140,457
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	450,000	404,924
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2061	225,000	226,938
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	390,000	296,400
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	565,000	503,053
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	945,000	808,910
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	355,000	355,350
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	275,000	217,208
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/2032) (n)	5,000	5,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Rev., Subordinate-Social Certificates, “B-1”, 4%, 12/28/2044 (n)	$796,030	$646,995
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	190,000	190,210
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	2,575,000	2,575,929
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	155,000	133,464
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	300,000	319,269
Wisconsin Public Finance Authority, Charter School Rev. (Foundation Academy Charter School Project), 5%, 7/01/2060	205,000	182,681
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5.25%, 6/15/2054	235,000	232,629
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	355,000	360,774
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	75,000	75,033
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	110,000	104,029
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	285,000	269,639
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	40,000	40,820
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	400,000	372,441
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 5%, 10/01/2052	1,205,000	1,216,175
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	190,000	145,848
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	155,000	155,124
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	150,000	150,071
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	200,000	181,226
Wisconsin Public Finance Authority, Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,995,000	1,756,026
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	735,000	560,798
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	1,070,000	856,000
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	620,000	641,939
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	275,000	281,589
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	405,000	420,372
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	100,000	85,026
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	870,000	899,673
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	125,000	126,810
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	135,000	135,966
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	395,000	393,872
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	270,000	262,184
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	1,105,000	779,025
Wisconsin Public Finance Authority, Special Facility Convertible Rev. (Million Air Three General Aviation Facilities Project), “B”, 7%, 9/01/2054	100,000	105,988
Wisconsin Public Finance Authority, Special Facility Rev. (Million Air Three LLC General Aviation Facilities Project), “A”, 6.25%, 9/01/2046	100,000	102,975
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.5%, 6/01/2055	100,000	101,003
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.75%, 6/15/2055	115,000	112,593
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	170,000	176,077
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	130,000	129,014
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	255,000	243,276
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	335,000	234,976
Wisconsin Public Finance Authority, Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	345,000	335,483
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	170,000	87,737
		$23,663,077
Total Municipal Bonds		$352,898,608

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Other Municipal Bonds – 0.5%
Multi-Family Housing Revenue – 0.5%
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	$801,115	$809,619
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.227%, 7/25/2041 (i)(n)	1,020,391	89,074
FRETE 2023-ML16 Trust, “A”, 4.632%, 7/25/2038	384,662	392,840
Total Other Municipal Bonds		$1,291,533
Bonds – 0.1%
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$140,000	$142,172
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	$340,000	$211,144
Total Bonds		$353,316
Escrow Interests (e) – 0.1%
Healthcare Revenue - Long Term Care – 0.1%
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	$100,000	$22,300
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	190,000	42,370
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	190,000	42,370
Total Escrow Interests		$107,040
Preferred Stocks – 0.0%
Utilities - Electric Power – 0.0%
AES Guayama Holdings B.V. (a)	11,249	$112
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 3.73% (v)	3,265,145	$3,265,798

Other Assets, Less Liabilities – (5.7)%		(14,055,380)
Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value (issued by the fund) – (39.1)%		(96,700,000)
Net assets applicable to common shares – 100.0%		$247,161,027

(a)	Non-income producing security.
(d)	In default.
(e)
Escrow interests represent beneficial interests in liquidation proceedings. The interests cannot be sold and the amount and timing of related future payments, if any, cannot be predicted with certainty.

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,265,798 and
$354,650,609, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $45,819,843, representing 18.5% of net assets applicable to common shares.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017	$746,292	$8,437
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	835,468	10
Total Restricted Securities			$8,447
% of Net assets applicable to common shares			0.0%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$112	$—	$112
Municipal Bonds	—	354,297,181	—	354,297,181
U.S. Corporate Bonds	—	353,316	—	353,316
Investment Companies	3,265,798	—	—	3,265,798
Total	$3,265,798	$354,650,609	$—	$357,916,407
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$515,827	$11,014,720	$8,265,200	$189	$262	$3,265,798

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$38,551	$—